SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash paid during the period for:
Income tax payments
Interest payments	57,111		21,206	46,500
Non-cash investing and financing transactions:
Shares issued for convertible notes payable and accrued interest		1,100,779	5,501,965	506,468
Shares issued for share settled debt	60,835	214,286	$ 2,246,334	$ 634,498
Shares issued for convertible notes payable and accrued interest	9,904
Shares issued on conversion of preferred shares	$ 2,140,976